Share-based payments - Summary of indirect measurement of fair value of goods or services received, share options granted during period (Detail)	12 Months Ended
Dec. 31, 2021 yr $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Dividend yield	5.00%
Expected volatility	35.00%
Risk-free rate of return	0.40%
Vesting period of options | yr	3
Strike price	$ 18.00
Spot price	$ 11.22
Pricing model	Black-Scholes-Merton